Statements Of Consolidated Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows - operating activities:
Net income	$ 419	$ 431	$ 432
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	815	833	908
Provision in lieu of deferred income taxes - net	309	181	40
Other - net	(2)	(4)	(4)
Changes in operating assets and liabilities:
Accounts receivable - trade (including affiliates)	(76)	(34)	12
Inventories	(1)	(7)	(8)
Accounts payable - trade (including affiliates)	(11)	14	(21)
Regulatory accounts related to reconcilable tariffs (Note 5)	29	(55)	11
Other - assets	54	37	22
Other - liabilities	(77)	33	(31)
Cash provided by operating activities	1,459	1,429	1,361
Cash flows - financing activities:
Issuances of long-term debt (Note 7)	600	175	725
Repayments of long-term debt (Note 7)	(324)	(41)	(639)
Net (decrease) increase in short-term borrowings (Note 6)	161	(51)	129
Distributions to members (Note 9)	(237)	(230)	(436)
Debt discount, premium, financing and reacquisition costs - net	(10)	10	(12)
Cash provided by (used in) financing activities	190	(137)	(233)
Cash flows - investing activities:
Capital expenditures (Note 12)	(1,631)	(1,352)	(1,154)
Business acquisition (Note 14)	(25)
Other - net	12	51	47
Cash used in investing activities	(1,644)	(1,301)	(1,107)
Net change in cash and cash equivalents	5	(9)	21
Cash and cash equivalents - beginning balance	16	25	4
Cash and cash equivalents - ending balance	$ 21	$ 16	$ 25